Deferred exploration and evaluation expenditure (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Opening balance	$ 47,141	$ 56,016	[1]
Exploration and feasibility investments	1,194	3,186
Share based compensation of exploration and feasibility personnel	530	1,267
Additions	1,724	4,453
Disposal		(342)
Asset retirement cost	67	(100)
Foreign currency translation adjustment of subsidiaries	5,942	(12,886)
Closing balance	$ 54,874	$ 47,141

[1]	Effective January 1, 2024, the Company changed its presentation currency from Canadian dollars to United States dollars. Refer to Note 2.4 “Presentation currency of the financial statements” for further details.